LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
LEASE LIABILITIES
23	LEASE LIABILITIES

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance at 1 January 2022	818	32,194	259	33,271
Additions	898	48,829	39	49,766
Interest expense	37	1,370	7	1,414
Lease payments	(905)	(57,304)	(135)	(58,344)
- Principal	(868)	(37,934)	(128)	(38,930)
- Purchase option payments (1)	-	(18,000)	-	(18,000)
- Interest expense	(37)	(1,370)	(7)	(1,414)
Effect of foreign currency exchange differences	6	-	-	6
Lease liabilities as at 31 December 2022	854	25,089	170	26,113
Additions (2)	3,310	62,600	83	65,993
Disposals	(66)	-	(44)	(110)
Acquisition of subsidiary (Note 37)	80	-	-	80
Interest expense	199	2,132	3	2,334
Lease payments	(1,824)	(58,667)	(119)	(60,610)
- Principal	(1,625)	(32,055)	(116)	(33,796)
- Purchase option payments (1)	-	(24,480)	-	(24,480)
- Interest	(199)	(2,132)	(3)	(2,334)
Effect of foreign currency exchange differences	5	-	-	5
Lease liabilities as at 31 December 2023	2,558	31,154	93	33,805

(1)
Principal repayment and purchase option payment are included in principal repayments of lease liabilities as disclosed under financing activities in the statement of cash flows.

(2)
Includes a Japanese Yen denominated committed purchase option to be exercised in 2024. This has been converted at a rate of 142 in terms of a forward exchange contract.

	2023	2022
	US$’000	US$’000
Analysed between:
Current portion	32,432	22,058
Non-current portion	1,373	4,055
	33,805	26,113

Maturity analysis of lease liabilities is disclosed in Note 4. The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Group’s treasury function.

During the financial year 2022, one of the charter contracts requiring the recognition of a right-of-use asset and a lease liability contains variable payment terms that is linked to an index and such variable lease payments are recognised in charter hire cost in the profit or loss in the period in which the condition that triggers those payments occurs. The charter contract was renewed in May 2022, with no variable payment terms.

Accounting policy

The Group as lessee

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognises a right-of-use asset (Note 13) and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Group recognises the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses the incremental borrowing rate specific to the lessee.

Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives;
•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The
Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

•	the lease payments change due to changes in an index in which case the lease liability is remeasured by discounting the revised lease payments using the initial discount rate; or
•
a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

The Group has applied the practice expedient to account for any lease and associated non-lease components as a single arrangement.